John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.3% (Cost $463,393,831)				$507,216,473
Alaska 0.8%				3,941,206

Alaska Municipal Bond Bank Authority
Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,568,404
Alaska Municipal Bond Bank Authority
Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,372,802
Arizona 1.2%				5,970,910

Arizona Industrial Development Authority
Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,219,020
City of Phoenix
Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,323,340
Glendale Industrial Development Authority
Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,428,550
California 9.3%				47,732,961

ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,250,820
California County Tobacco Securitization Agency
Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,068,120
California Municipal Finance Authority
LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,210,290
California Municipal Finance Authority
LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,199,980
California Municipal Finance Authority
Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,806,480
California Pollution Control Financing Authority
Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,205,360
California State Public Works Board
Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,166,070
City of San Francisco Public Utilities Commission
Green Bonds, Series A	5.000	11-01-45	1,500,000	1,776,765
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,514,020
Golden State Tobacco Securitization Corp.
Series A2	5.000	06-01-47	4,500,000	4,613,130
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,597,370
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,891,950
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,182,860
San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,760,300
San Diego Unified School District
Series I, GO (B)	3.648	07-01-39	1,250,000	607,838
San Francisco City & County Airport Commission International Airport
Series A, AMT	5.000	05-01-49	3,000,000	3,671,280
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,166,675
State of California, GO	5.000	02-01-38	5,375,000	5,845,743
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,197,910
Colorado 7.1%				36,377,064

City & County of Denver
Series A	4.000	08-01-46	3,000,000	3,288,930
City & County of Denver
United Airlines, Inc., Project, AMT	5.000	10-01-32	3,500,000	3,857,035

2 JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
City & County of Denver Airport Revenue
Series A	5.250	11-15-36	5,250,000	$5,291,213
Colorado Health Facilities Authority
Commonspirit Health, Series A	5.000	08-01-44	4,000,000	4,874,360
Colorado Health Facilities Authority
Adventhealth, Series A	5.000	11-15-37	1,000,000	1,285,050
Colorado Health Facilities Authority
Series A	5.250	05-15-37	500,000	579,020
Colorado Health Facilities Authority
Series A	5.250	05-15-47	1,125,000	1,276,268
Denver Convention Center Hotel Authority
Senior	5.000	12-01-40	2,500,000	2,921,175
Park Creek Metropolitan District
Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,872,208
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	4,553,605
Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,065,500
Villages at Castle Rock Metropolitan District No. 6
Cobblestone Ranch Project, Series 2, GO (B)	6.669	12-01-37	5,000,000	1,512,700
Connecticut 2.6%				13,387,995

State of Connecticut
Series F, GO	5.000	11-15-28	3,000,000	3,618,420
State of Connecticut Bradley International Airport CFC Revenue
Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,831,515
State of Connecticut Clean Water Fund—State Revolving Fund
Green Bonds, Series A	4.000	02-01-38	2,000,000	2,330,860
State of Connecticut Special Tax Revenue
Series B	5.000	10-01-36	1,000,000	1,245,730
State of Connecticut Special Tax Revenue
Series B	5.000	10-01-37	1,000,000	1,241,660
University of Connecticut
Series A	5.000	11-01-35	1,000,000	1,250,090
University of Connecticut
Series A	5.000	11-01-36	1,500,000	1,869,720
Delaware 0.3%				1,457,863

Delaware State Economic Development Authority
Acts Retirement Communities	5.000	11-15-48	1,250,000	1,457,863
District of Columbia 3.9%				20,097,207

District of Columbia Tobacco Settlement Financing Corp.
Asset Backed Bonds	6.500	05-15-33	3,080,000	3,540,552
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)(B)	2.667	10-01-33	6,565,000	4,506,544
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)(B)	2.782	10-01-35	6,470,000	4,134,718
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (A)(B)	2.819	10-01-36	7,250,000	4,477,673
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,304,190
Metropolitan Washington DC Airports Authority
Series A, AMT	5.000	10-01-44	1,000,000	1,133,530
Florida 4.7%				24,088,295

Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,275,580
City of Atlantic Beach FL
Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,149,390
City of Atlantic Beach FL
Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,260,563

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp.
Waste Pro USA, Inc., Project, AMT (C)	5.000	05-01-29	1,015,000	$1,124,529
Hillsborough County Aviation Authority
PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,419,780
Hillsborough County Aviation Authority
Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,427,238
Lee Memorial Health System
Series A-1	4.000	04-01-49	2,000,000	2,219,860
Miami Beach Redevelopment Agency
City Center (A)	5.000	02-01-44	2,500,000	2,853,725
Miami-Dade County Health Facilities Authority
Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,781,775
Orange County Health Facilities Authority
Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,230,540
Orange County Health Facilities Authority
Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,775,450
Palm Beach County Health Facilities Authority
Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,045,172
Village Community Development District No. 6
Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	480,000	524,693
Georgia 3.1%				16,099,653

Fulton County Residential Care Facilities for the Elderly Authority
Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,295,110
Main Street Natural Gas, Inc.
Series A	5.000	05-15-38	1,000,000	1,372,170
Main Street Natural Gas, Inc.
Series A	5.000	05-15-43	1,000,000	1,207,910
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,462,540
Municipal Electric Authority of Georgia
Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,749,160
Municipal Electric Authority of Georgia
Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,947,203
Rockdale County Development Authority
Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,065,560
Guam 0.2%				1,175,090

Antonio B. Won Pat International Airport Authority
Series C, AMT (A)	6.125	10-01-43	1,000,000	1,175,090
Illinois 8.3%				42,671,038

Chicago Board of Education
Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,604,078
Chicago Board of Education
Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,237,310
Chicago O’Hare International Airport
Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,252,980
Chicago O’Hare International Airport
Series A	5.750	01-01-39	515,000	544,690
Chicago O’Hare International Airport
Series A, AMT	5.000	01-01-48	1,500,000	1,809,165
Chicago O’Hare International Airport
Series D	5.250	01-01-42	3,670,000	4,467,271
City of Chicago
Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,119,930
City of Chicago
Series A, GO	5.000	01-01-33	540,000	567,232
City of Chicago
Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,370,530
Illinois Finance Authority
Advocate Health Care	4.000	06-01-47	3,000,000	3,111,390

4 JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois State Toll Highway Authority
Series A	4.000	01-01-39	2,000,000	$2,299,880
Lake County Community Consolidated School District No. 24
Capital Appreciation Bonds, Series 2004, GO (A)(B)	2.161	01-01-22	2,440,000	2,319,318
Sales Tax Securitization Corp.
Series A	5.000	01-01-32	905,000	1,073,746
Sales Tax Securitization Corp.
Series A	5.000	01-01-48	4,000,000	4,591,240
State of Illinois
Series A, GO	5.000	05-01-34	2,000,000	2,326,640
State of Illinois
Series D, GO	5.000	11-01-21	1,250,000	1,326,538
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,105,180
State of Illinois, GO	4.000	06-01-35	2,000,000	2,081,240
State of Illinois, GO	5.000	08-01-20	1,310,000	1,348,540
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,114,140
Indiana 1.4%				6,954,574

City of Whiting
Industry Environmental Facilities Revenue Various Refunding, AMT	5.000	12-01-44	3,240,000	3,944,344
Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,010,230
Iowa 0.2%				1,000,230

Iowa Tobacco Settlement Authority
Asset Backed, Series C	5.375	06-01-38	1,000,000	1,000,230
Kentucky 0.9%				4,464,479

Kentucky Economic Development Finance Authority
Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,919,014
Kentucky Municipal Power Agency
Prairie State Project, Series A	4.000	09-01-45	500,000	545,465
Louisiana 1.9%				9,715,330

City of Shreveport Water & Sewer Revenue
Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,155,070
Louisiana Local Government Environmental Facilities & Community Development Authority
Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,585,800
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,925,550
New Orleans Aviation Board
Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,208,980
New Orleans Aviation Board
Series B, AMT	5.000	01-01-45	2,000,000	2,258,100
New Orleans Aviation Board
Series B, AMT	5.000	01-01-48	500,000	581,830
Maryland 0.8%				4,347,285

Maryland Health & Higher Educational Facilities Authority
Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,157,910
Maryland State Transportation Authority
Passenger Facility Charge Revenue, AMT	5.000	06-01-32	2,500,000	3,189,375
Massachusetts 7.2%				36,950,018

Commonwealth of Massachusetts Transportation Fund Revenue
Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,856,577
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,940,162
Massachusetts Development Finance Agency
Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,561,600

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	180,000	$182,315
Massachusetts Development Finance Agency
Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,823,075
Massachusetts Development Finance Agency
NewBridge on the Charles, Inc. (C)	5.000	10-01-57	3,000,000	3,315,570
Massachusetts Development Finance Agency
Suffolk University	5.000	07-01-35	870,000	1,083,707
Massachusetts Development Finance Agency
UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,742,820
Massachusetts Development Finance Agency
Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,100,648
Massachusetts Port Authority
ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,598,895
Massachusetts Port Authority
Series C, AMT	5.000	07-01-44	3,000,000	3,725,100
Massachusetts School Building Authority
Series B	5.000	11-15-36	1,820,000	2,235,178
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,060,700
Metropolitan Boston Transit Parking Corp.
Parking Revenue	5.250	07-01-36	3,475,000	3,723,671
Michigan 3.5%				17,855,349

Detroit City School District
School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,730,867
Detroit Downtown Development Authority
Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,125,170
Great Lakes Water Authority Sewage Disposal System Revenue
Series C	5.000	07-01-35	7,000,000	8,320,970
Michigan Finance Authority
Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,236,930
Michigan Finance Authority
Local Government Loan Program (A)	5.000	07-01-36	250,000	286,775
Michigan Finance Authority
Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,647,345
Michigan Finance Authority
McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,703,557
Michigan Strategic Fund
Improvement Project, AMT	5.000	06-30-48	1,500,000	1,803,735
Minnesota 0.3%				1,505,811

Woodbury Housing & Redevelopment Authority
St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,505,811
Mississippi 0.2%				1,253,790

State of Mississippi
Series A	5.000	10-15-37	1,000,000	1,253,790
Missouri 0.7%				3,671,280

Kansas City Industrial Development Authority
International Airport, AMT	5.000	03-01-46	3,000,000	3,671,280
Nebraska 2.2%				11,014,131

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,196,881
Omaha Public Power District
Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,817,250
New Jersey 3.8%				19,280,861

Casino Reinvestment Development Authority
Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,779,610

6 JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority
Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	$4,634,320
New Jersey Economic Development Authority
School Facilities Construction	5.000	03-01-30	1,500,000	1,645,590
New Jersey Economic Development Authority
Series DDD	5.000	06-15-42	1,000,000	1,160,990
New Jersey Economic Development Authority
Series WW	5.250	06-15-40	1,500,000	1,711,635
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,785,615
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,560,391
New Jersey Transportation Trust Fund Authority
Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,206,560
Tobacco Settlement Financing Corp.
Series B	5.000	06-01-46	2,500,000	2,796,150
New York 7.5%				38,146,387

Dutchess County Local Development Corp.
Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,123,970
Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,715,000	1,823,405
New York Liberty Development Corp.
1 World Trade Center Project	5.000	12-15-41	5,000,000	5,429,550
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,424,650
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,086,010
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,017,150
New York Liberty Development Corp.
World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,774,425
New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	20,000	20,337
New York State Dormitory Authority
Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,138,260
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,030,410
New York State Dormitory Authority
Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,124,310
New York State Dormitory Authority
State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,344,200
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,002,690
New York Transportation Development Corp.
Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,500,000	2,817,775
Niagara Area Development Corp.
Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,595,805
Port Authority of New York & New Jersey
5th Installment Special Project, AMT	6.750	10-01-19	1,900,000	1,939,254
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,059,220
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,394,966
Ohio 2.7%				13,707,760

County of Hamilton
Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,115,010
County of Hamilton
Series A	5.000	08-15-42	4,000,000	4,765,560

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 7

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Lancaster Port Authority
Series A	5.000	08-01-49	1,000,000	$1,179,030
Northeast Ohio Regional Sewer District
Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,779,750
State of Ohio
Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	868,410
Oklahoma 1.0%				4,911,917

Oklahoma Development Finance Authority
OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,615,497
Tulsa County Industrial Authority
Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,155,290
Tulsa County Industrial Authority
Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,141,130
Oregon 0.8%				4,210,785

Port of Portland OR Airport Revenue
Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,232,810
Port of Portland OR Airport Revenue
Series 24B, AMT	5.000	07-01-42	2,500,000	2,977,975
Pennsylvania 4.4%				22,640,319

Berks County Industrial Development Authority
The Highlands at Wyomissing, Series C	5.000	05-15-37	750,000	850,440
City of Philadelphia
Series A, GO	5.000	07-15-38	2,000,000	2,249,320
Commonwealth Financing Authority
Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,610,300
Cumberland County Municipal Authority
Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,319,450
Lancaster County Hospital Authority
Brethren Village Project	5.250	07-01-41	1,260,000	1,392,476
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,878,151
Pennsylvania Turnpike Commission
Series A	5.000	12-01-44	1,000,000	1,225,480
Pennsylvania Turnpike Commission
Series A	5.250	12-01-44	4,070,000	5,141,102
Philadelphia Gas Works Company
1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,973,600
Puerto Rico 1.0%				5,099,370

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1	4.750	07-01-53	2,000,000	2,050,620
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-2	4.329	07-01-40	3,000,000	3,048,750
Rhode Island 0.5%				2,417,533

Tobacco Settlement Financing Corp.
Series B	4.500	06-01-45	2,320,000	2,417,533
Tennessee 0.5%				2,397,311

Nashville & Davidson County Health & Educational Facility Board
Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,397,311
Texas 12.6%				64,204,382

Central Texas Regional Mobility Authority
Series A	5.000	01-01-40	500,000	576,445
Central Texas Regional Mobility Authority
Series A	5.000	01-01-45	500,000	571,930
Central Texas Turnpike System
Series C	5.000	08-15-42	2,000,000	2,259,500

8 JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Austin
Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	$5,554,150
City of Dallas
Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,778,789
City of El Paso Water & Sewer Revenue
Series B	5.000	03-01-29	1,070,000	1,381,317
City of Houston Airport System Revenue
Series B2, AMT	5.000	07-15-20	1,200,000	1,232,532
City of Houston Airport System Revenue
United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,192,240
City of San Antonio
Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,554,850
Dallas/Fort Worth International Airport
Series D	5.250	11-01-32	5,000,000	5,767,850
Dallas/Fort Worth International Airport
Series D, AMT	5.000	11-01-38	2,500,000	2,664,575
Grand Parkway Transportation Corp.
Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,495,160
Harris County Cultural Education Facilities Finance Corp.
Brazos Presbyterian	5.000	01-01-48	1,000,000	1,095,540
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,128,200
Lower Colorado River Authority
LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,207,250
Lower Colorado River Authority
LCRA Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,645,300
New Hope Cultural Education Facilities Finance Corp.
Westminster Manor Project	4.000	11-01-36	1,800,000	1,932,768
North Texas Tollway Authority
Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,865,951
Spring Independent School District
School Building, GO	5.000	08-15-42	1,500,000	1,810,380
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Villages Project	5.000	05-15-45	1,750,000	1,906,800
Texas Municipal Power Agency
Transmission Revenue	5.000	09-01-40	6,000,000	6,214,915
Texas Private Activity Bond Surface Transportation Corp.
Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,367,940
Utah 0.5%				2,392,040

Salt Lake City Corp. Airport Revenue
Series A, AMT	5.000	07-01-42	2,000,000	2,392,040
Virgin Islands 0.1%				496,250

Virgin Islands Public Finance Authority
Series A-1	5.000	10-01-39	500,000	496,250
Virginia 1.0%				4,996,800

Alexandria Industrial Development Authority
Goodwin House	5.000	10-01-45	1,000,000	1,124,100
Virginia Small Business Financing Authority
95 Express Lanes LLC Project, AMT	5.000	07-01-49	2,000,000	2,133,240
Virginia Small Business Financing Authority
Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,739,460
Washington 1.2%				6,022,360

Port of Seattle
Revenue, AMT	5.000	04-01-31	3,000,000	3,834,480
Snohomish County Housing Authority	4.000	04-01-44	2,000,000	2,187,880

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 9

	Rate (%)	Maturity date	Par value^	Value
West Virginia 0.2%				$1,043,090

West Virginia Economic Development Authority
Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,043,090
Wisconsin 0.7%				3,517,749

Public Finance Authority
Mary’s Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,124,310
Public Finance Authority
Rose Villa Project, Series A (C)	5.000	11-15-24	905,000	953,617
Public Finance Authority
Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,092,110
Wisconsin Health & Educational Facilities Authority
Rogers Memorial Hospital Incorporate, Series A	5.000	07-01-49	300,000	347,712

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.1% (Cost $391,993)				$392,000
U.S. Government Agency 0.0%				65,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	65,000	65,000

			Par value^	Value
Repurchase agreement 0.1%				$327,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $327,077 on 9-3-19, collateralized by $264,600 U.S. Treasury Bonds, 3.125% due 5-15-48 (valued at $333,652, including interest)			327,000	327,000
Total investments (Cost $463,785,824) 99.4%				$507,608,473
Other assets and liabilities, net 0.6%				3,000,764
Total net assets 100.0%				$510,609,237

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.6
Assured Guaranty Corp.	3.0
National Public Finance Guarantee Corp.	1.6
Ambac Financial Group, Inc.	0.5
California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	11.2

10 JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 8-31-19:

General obligation bonds	6.0%
Revenue bonds	93.3%
Health care	17.3%
Other revenue	17.2%
Transportation	15.5%
Airport	11.3%
Utilities	8.4%
Development	7.5%
Education	4.6%
Water and sewer	4.4%
Tobacco	4.2%
Facilities	1.5%
Pollution	1.0%
Housing	0.4%
Short-term investments and other	0.7%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND 11

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

12

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	52Q1	08/19
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		10/19